Convertible Redeemable Preferred Shares And Warrants - Summary of Reconciliation of Beginning and Ending Balances of Warrants (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 19, 2016 CNY (¥)	Aug. 19, 2016 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Class Of Warrant Or Right [Line Items]
Fair value change of warrants			¥ (28,473)	¥ (31,766)
Warrants
Class Of Warrant Or Right [Line Items]
Beginning Balance			39,592	7,826
Fair value change of warrants			28,473	31,766
Exercised by holders to purchase Series A-1Preferred Shares	¥ (68,065)	$ (10,280)	¥ (68,065)
Ending Balance				¥ 39,592